Cash Flow Reconciliations	6 Months Ended
Jun. 30, 2022
Cash Flow Reconciliations
Cash Flow Reconciliations

17. Cash Flow Reconciliations

The reconciliation of the Group’s financing activities for the periods ended June 30, 2021, and June 30, 2022, are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

		Other		Deferred
		comprehensive	Non-cash	financing costs,
	Cash flows	income	items	assets	Borrowings
January 1, 2021					3,773,221
Proceeds from loans	318,913	—	—	—	318,913
Loan and bond repayments	(266,770)	—	—	—	(266,770)
Additions in deferred loan fees	(4,329)	—	(392)	(1,905)	(6,626)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	10,717	—	10,717
Retranslation of the NOK 2024 Bonds in USD	—	(207)	—	—	(207)
June 30, 2021					3,829,248

		Other		Deferred
		comprehensive	Non-cash	financing costs,
	Cash flows	income	items	assets	Borrowings
January 1, 2022					3,658,220
Proceeds from loans and bonds, net of discount	312,638	—	—	—	312,638
Loan and bond repayments	(543,116)	—	—	—	(543,116)
Additions in deferred loan fees	(1,580)	—	(188)	(5,356)	(7,124)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 16)	—	—	8,337	—	8,337
Retranslation of the NOK 2024 Bonds in USD	—	(11,174)	—	—	(11,174)
June 30, 2022					3,417,781

A reconciliation of derivatives arising from financing activities is as follows:

	Other
	comprehensive		Net derivative
	loss	Non-cash items	liabilities
January 1, 2021			107,760
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	(31,457)	(31,457)
Ineffective portion of cash flow hedges (Note 16)	—	(114)	(114)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	310	—	310
June 30, 2021			76,499

	Other
	comprehensive		Net derivative
	loss	Non-cash items	liabilities
January 1, 2022			51,703
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	(59,902)	(59,902)
Ineffective portion of cash flow hedges (Note 16)	—	(752)	(752)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	11,858	—	11,858
June 30, 2022			2,907

A reconciliation of lease liabilities arising from financing activities is as follows:

	Cash flows	Non-cash items	Lease liabilities
January 1, 2021			196,170
Interest expense on leases (Note 16)	—	4,826	4,826
Additions	—	2,886	2,886
Payments for interest	(4,826)	—	(4,826)
Principal elements of lease payments	(5,498)	—	(5,498)
June 30, 2021			193,558

	Cash flows	Non-cash items	Lease liabilities
January 1, 2022			302,850
Interest expense on leases (Note 16)	—	6,686	6,686
Additions	—	58,147	58,147
Payments for interest	(6,683)	—	(6,683)
Principal elements of lease payments	(18,707)	—	(18,707)
June 30, 2022			342,293